John Hancock
Infrastructure Fund
Quarterly portfolio holdings 7/31/2024

Fund’s investments
As of 7-31-24 (unaudited)
	Shares	Value
Common stocks 97.3%		$540,236,300
(Cost $440,722,905)
Brazil 2.8%		15,759,845
Cia de Saneamento Basico do Estado de Sao Paulo	1,010,200	15,759,845
Canada 5.2%		28,852,076
Canadian National Railway Company	139,877	16,192,765
Pembina Pipeline Corp.	326,632	12,659,311
China 1.2%		6,779,407
Shanghai International Airport Company, Ltd., Class A	1,417,200	6,779,407
France 7.3%		40,418,568
Engie SA	1,230,163	19,338,361
Vinci SA	184,723	21,080,207
Germany 2.9%		16,193,987
RWE AG	433,912	16,193,987
Hong Kong 1.9%		10,434,915
CK Hutchison Holdings, Ltd.	1,997,454	10,434,915
Italy 2.9%		16,330,061
Enel SpA	2,287,388	16,330,061
Japan 7.9%		43,912,813
KDDI Corp.	483,600	14,551,527
Nippon Telegraph & Telephone Corp.	13,592,375	14,485,574
The Kansai Electric Power Company, Inc.	869,122	14,875,712
South Korea 3.9%		21,420,167
KT Corp.	223,492	6,508,400
SK Telecom Company, Ltd.	376,855	14,911,767
Spain 6.7%		37,059,102
Aena SME SA (A)	106,049	20,149,166
Iberdrola SA	1,280,261	16,909,936
United Kingdom 3.8%		21,093,216
National Grid PLC	1,662,431	21,093,216
United States 50.8%		281,982,143
American Electric Power Company, Inc.	200,414	19,664,622
American Tower Corp.	78,978	17,406,751
Atmos Energy Corp.	143,621	18,366,253
Berkshire Hathaway, Inc., Class B (B)	38,157	16,731,845
Cheniere Energy, Inc.	66,964	12,230,305
Dominion Energy, Inc.	312,263	16,693,580
Duke Energy Corp.	143,824	15,715,648
Edison International	234,374	18,752,264
Exelon Corp.	409,039	15,216,251
ONEOK, Inc.	127,493	10,623,992
PPL Corp.	495,728	14,733,036
Public Service Enterprise Group, Inc.	209,276	16,693,947
Sempra	259,322	20,761,319
Sun Communities, Inc.	103,023	13,056,105
Targa Resources Corp.	135,251	18,296,755
The Williams Companies, Inc.	464,973	19,965,941
2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
WEC Energy Group, Inc.	198,391	$17,073,529

	Par value^	Value
Short-term investments 1.7%		$9,500,000
(Cost $9,500,000)
Repurchase agreement 1.7%		9,500,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 7-31-24 at 5.340% to be repurchased at $9,501,409 on 8-1-24, collateralized by $13,060,200 U.S. Treasury Bonds, 2.375% - 3.000% due 11-15-45 to 5-15-51 (valued at $9,690,027)	9,500,000	9,500,000

Total investments (Cost $450,222,905) 99.0%	$549,736,300
Other assets and liabilities, net 1.0%	5,472,906
Total net assets 100.0%	$555,209,206

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-24:
Utilities	53.0%
Industrials	13.4%
Energy	13.3%
Communication services	9.1%
Real estate	5.5%
Financials	3.0%
Short-term investments and other	2.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2024, by major security category or type:
	Total value at 7-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$15,759,845	$15,759,845	—	—
Canada	28,852,076	28,852,076	—	—
China	6,779,407	—	$6,779,407	—
France	40,418,568	—	40,418,568	—
Germany	16,193,987	—	16,193,987	—
Hong Kong	10,434,915	—	10,434,915	—
Italy	16,330,061	—	16,330,061	—
Japan	43,912,813	—	43,912,813	—
South Korea	21,420,167	—	21,420,167	—
Spain	37,059,102	—	37,059,102	—
United Kingdom	21,093,216	—	21,093,216	—
United States	281,982,143	281,982,143	—	—
Short-term investments	9,500,000	—	9,500,000	—
Total investments in securities	$549,736,300	$326,594,064	$223,142,236	—
4	|

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$102,846,314	$(102,847,495)	$1,181	—	$53,689	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	5